CONVERTIBLE NOTE (Details Narrative) - USD ($)							12 Months Ended
	Jul. 31, 2025	Jul. 02, 2025	Jan. 31, 2025	Oct. 02, 2024	Mar. 19, 2023	Sep. 19, 2022	Mar. 31, 2025	Feb. 16, 2025	Mar. 31, 2024	Feb. 16, 2024	Mar. 31, 2023	Sep. 19, 2023	May 15, 2023
Debt Instrument [Line Items]
Maturity date							$ 145,727		$ 1,658,637		$ 0
Debt instrument, interest rate during period.								18.00%		13.00%
Net Debt Issuance Cost							2,053,933
Embedded Derivative, Fair Value of Embedded Derivative, Net							$ 285,881
Common Stock Shares Pledged as Collateral							241,358
Common Stock Shares Pledged as Collateral Pre Consolidation							3,620,378
Common stock shares issued pre consolidation													1,000,000
Senior Secured Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount			$ 1,500,000	$ 1,000,000
Maturity date			$ 1,299,933
Maturity date			Jan. 31, 2026	Oct. 02, 2025
Debt instrument, interest rate, stated percentage			4.50%	4.50%
Debt instrument, interest rate during period.				9.00%
Debt Instrument, Interest Rate, Increase (Decrease)			9.00%	18.00%
Debt Instrument Transaction Cost			$ 200,067
Senior Secured Convertible Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)			18.00%
Senior Secured Convertible Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 2.25	$ 4
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	85.00%	85.00%
Debt Instrument Convertible Conversion Floor Price	$ 0.346	$ 0.464
Debt Instrument Convertible Conversion Percentage On Redemption Premium		125.00%
Debt Instrument, Convertible, Conversion Ratio	9.99	9.99
Debt Instrument Convertible Conversion Percentage On Redemption Outstanding Amount	125.00%
Convertible Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage							10.00%
Debt Instrument, Redemption Price, Percentage						85.00%
Number of common shares owned						4.99%
Convertible Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 4
Convertible Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 0.22
Series A Warrants [Member]
Debt Instrument [Line Items]
Warrant, Exercise Price, Increase							$ 4
Warrant, Exercise Price, Decrease							$ 0.27
Series A Warrants [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt Instrument Common Shares Purchase							85,290
Debt Instrument Common Shares Before Consolidation							1,279,357
Series B Warrants [Member]
Debt Instrument [Line Items]
Debt Instrument Common Shares Purchase					129,630
Debt Instrument Common Shares Before Consolidation					1,944,445
Warrant, Exercise Price, Decrease					$ 3.6
Debt instrument lowest weighted average price					75.00%
Debt instrument purchaser of affiliates					4.99%
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Maturity date						$ 1,350,000
Maturity date						Sep. 19, 2023
Long-term debt, gross						$ 893,878
Embedded derivative, fair value of embedded derivative liability						443,208
Debt Instrument, Issued, Principal						1,500,000
Interest Payable, Current						147,130	$ 147,130
Interest Expense, Debt									285,625		320,497
Interest Payable									0		$ 92,579
Fair value of conversion feature						$ 1,565,570
Debt Instrument Interest On Outstanding Balance Premium												20.00%
Debt Instrument Common Shares Before Consolidation						6,749,650
Debt instrument effective interest rate						67.80%
Securities Purchase Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Prime Rate												4.50%
Securities Purchase Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Prime Rate												9.00%
Securities Purchase Agreement [Member] | Senior Secured Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount						$ 1,500,000
Securities Purchase Agreement [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Conversion of Stock, Shares Converted						449,977	449,977
Debt Instrument, Convertible, Beneficial Conversion Feature									367,663
Securities Purchase Agreement [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Conversion of Stock, Shares Converted							933,681
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 1,835,817
Fair value of conversion feature							$ 29,077		$ 29,077
Securities Purchase Agreement [Member] | Series A Warrants [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Unissued													933,681
Securities Purchase Agreement [Member] | Series B Warrants [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Unissued													66,667